Movement of Allowance for Doubtful Accounts (Detail) - Allowance for Doubtful Accounts, Current - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	$ 599	$ 543	$ 7,796
Charge to expenses	474	426	37
Reversal		(362)	(356)
Written-off			(6,949)
Exchange difference	(30)	(8)	15
Balance at end of the year	$ 1,043	$ 599	$ 543